Cover	Sep. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2025
Entity File Number	001-41321
Entity Registrant Name	PATRIA LATIN AMERICAN OPPORTUNITY ACQUISITION CORP.
Entity Central Index Key	0001849737
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Nexus Way
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Camana Bay
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9006
City Area Code	+1 345
Local Phone Number	640 4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false